TRADING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
TRADING ASSETS AND LIABILITIES
TRADING ASSETS AND LIABILITIES

NOTE 8 – TRADING ASSETS AND LIABILITIES

Balances of trading asset and liabilities comprise the following as of December 31, 2018 and 2017:

	Note	December 31, 2018		December 31, 2017 (1)
Trading assets
Debt securities	8.1	Ps.	3,762,978	Ps.	2,650,536
Equity securities	8.2		2,672,648		2,149,160
Derivative assets	8.3		768,686		328,392
		Ps.	7,204,312	Ps.	5,128,088

Trading liabilities
Derivative liabilities	8.3		811,305		298,665
		Ps.	811,305	Ps.	298,665
Total trading assets and liabilities net		Ps.	6,393,007	Ps.	4,829,423

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5(B)

8.1         Trading investments in debt securities (2017 Debt and Equity Securities Held-For-Trading (1))

The following is the balance at December 31, 2018 and 2017 (1).

	December 31,		December 31,
	2018		2017
Securities issued or secured by Colombian Government	Ps.	2,270,642	Ps.	1,231,219
Securities issued or secured by other Colombian Government entities		128,546		70,064
Securities issued or secured by foreign Governments		98,155		92,931
Securities issued or secured by central banks		12,914		34,095
Securities issued or secured by other financial entities		1,218,751		1,137,525
Securities issued or secured by non-financial sector entities		29,122		17,869
Other		4,848		66,833
Total trading debt securities	Ps.	3,762,978	Ps.	2,650,536

(1)    Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2.5 (B)

8.2          Trading investments in equity securities (2017 - Debt and Equity Securities Held-For-Trading (1))

The following is the balance at December 31, 2018 and 2017 (1).

	December 31,		December 31,
	2018		2017
In Colombian Pesos
Corporate stock	Ps.	3,060	Ps.	4,188
Investment funds (2)		1,162,260		802,941
Pension and severance funds (3)		1,451,692		1,279,009
	Ps.	2,617,012	Ps.	2,086,138

In foreign currency
Corporate stock		32,733		49,812
Investment funds		22,903		13,210
	Ps.	55,636	Ps.	63,022
Total equity securities	Ps.	2,672,648	Ps.	2,149,160
(1)	Grupo Aval has initially adopted IFRS 15 and IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Note 2 (2.5) (B).
(2)	Grupo Aval has restricted Investment Funds related to Concesionaria Nueva Vía al Mar Ps. 46,276 y Concesionaria Vial del Pacífico Ps. 18,218
(3)	Pursuant to Colombian rules the subsidiary Porvenir S. A. is required to directly invest 1% of the total assets of these funds in mandatory severance and pension funds managed by Porvenir.

8.3          Trading derivatives assets and liabilities

Trading derivative assets and liabilities financial instruments comprise the following as of December 31, 2018 and 2017:

	December 31, 2018				December 31, 2017
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	599,987	Ps.	22,175	Ps.	60,799	Ps.	120,083
Foreign currency to sell		17,811		566,846		163,156		24,489
Debt securities to buy		50		—		357		171
Debt securities to sell		22		2,730		374		936
Subtotal	Ps.	617,870	Ps.	591,751	Ps.	224,686	Ps.	145,679
Swap
Cross currency		48,546		148,378		33,104		79,263
Interest rate		43,181		32,380		52,970		40,693
Subtotal	Ps.	91,727	Ps.	180,758	Ps.	86,074	Ps.	119,956
Futures contracts
Debt securities to buy		—		32		—		—
Subtotal	Ps.	—	Ps.	32	Ps.	—	Ps.	—
Options contracts
Foreign currency to buy		59,089		—		—		33,030
Foreign currency to sell		—		38,764		—		—
Debt securities to buy		—		—		17,632		—
Subtotal		59,089		38,764		17,632		33,030
Total derivative assets and liabilities	Ps.	768,686	Ps.	811,305	Ps.	328,392	Ps.	298,665
Net derivatives trading				(42,619)		29,727

Derivative instruments contracted by Grupo Aval or its consolidated entities are generally traded in either domestic financial markets or in over-the-counter international markets. Derivative instruments have a net favorable position (asset) or a net unfavorable position (liability) as a result of fluctuations in exchange rates, in interest rates or other variables relating to market conditions. As a result, the aggregate amount of fair values of the assets and liabilities in derivative instruments may vary significantly from time to time.

8.4          Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31,		December 31,
	2018		2017
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	11,533	Ps.	5,217
Securities issued or secured by foreign Governments		51,055		54,644
Securities issued or secured by Colombian Government		1,027,436		744,332
Securities issued or secured by other financial entities		15,567		9,590
	Ps.	1,105,591	Ps.	813,783
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	34,191	Ps.	29,292
		34,191		29,292
	Ps.	1,139,782	Ps.	843,075

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)